FROST FAMILY OF FUNDS	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Shares	Value

COMMON STOCK§ — 95.3%

Communication Services — 13.5%
Alphabet, Cl A *	8,254	$10,390,135
Alphabet, Cl C *	7,720	9,728,049
Comcast, Cl A	141,000	6,319,620
Electronic Arts *	43,500	4,193,400
Facebook, Cl A *	57,690	11,056,289
Netflix *	13,000	3,736,330

		45,423,823

Consumer Discretionary — 18.2%
Alibaba Group Holding ADR *	20,500	3,621,735
Amazon.com *	13,121	23,311,556
Booking Holdings *	2,170	4,445,831
Home Depot	48,090	11,280,952
Las Vegas Sands	49,000	3,030,160
O’Reilly Automotive *	10,500	4,572,855
Starbucks	52,550	4,443,628
TJX	83,000	4,784,950
Ulta Salon Cosmetics & Fragrance *	7,000	1,632,050

		61,123,717

Consumer Staples — 1.6%
Costco Wholesale	18,132	5,387,199

Energy — 1.0%
EOG Resources	46,500	3,222,915

Financials — 2.9%
JPMorgan Chase	48,500	6,058,620
Moody’s	17,405	3,841,109

		9,899,729

Health Care — 15.8%
AbbVie	60,000	4,773,000
Becton Dickinson	23,250	5,952,000
Boston Scientific *	165,000	6,880,500
Danaher	45,750	6,305,265
Edwards Lifesciences *	9,500	2,264,610
Humana *	17,000	5,001,400
Merck	60,000	5,199,600
UnitedHealth Group	22,800	5,761,560
Vertex Pharmaceuticals *	29,000	5,668,920
Zoetis, Cl A	41,735	5,338,741

		53,145,596

Industrials — 4.5%
Boeing	8,875	3,016,701
Canadian Pacific Railway	23,540	5,350,878
Fortive	52,000	3,588,000
Union Pacific	20,000	3,309,200

		15,264,779

Information Technology — 33.4%
Adobe *	17,000	4,724,810
Apple	58,396	14,526,589
Applied Materials	90,000	4,883,400
Autodesk *	18,000	2,652,480
Mastercard, Cl A	51,910	14,369,207
Microsoft	185,500	26,595,135
PayPal Holdings *	57,520	5,987,832
salesforce.com *	60,635	9,488,771
ServiceNow *	19,000	4,697,940
Visa, Cl A	89,600	16,025,856
Workday, Cl A *	34,000	5,513,440

Description	Shares	Value

Xilinx	28,000	$2,540,720

		112,006,180

Materials — 3.0%
Sherwin-Williams	10,000	5,723,200
Vulcan Materials	30,000	4,286,100

		10,009,300

Real Estate — 1.4%
American Tower ‡	21,500	4,688,720

Total Common Stock (Cost $177,890,289)		320,171,958

CASH EQUIVALENT — 4.7%
Federated Government Obligations Fund, Cl I, 1.730%** (Cost $15,718,107)	15,718,107	15,718,107

Total Investments — 100.0% (Cost $193,608,396)		$335,890,065

Percentages are based on Net Assets of $335,732,188.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2019.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

USD — U.S. Dollar

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Shares	Value

COMMON STOCK§ — 98.3%

Communication Services — 7.1%
Comcast, Cl A	10,678	$478,588
Fox	8,628	276,441
Verizon Communications	7,323	442,822
Walt Disney	1,595	207,222

		1,405,073

Consumer Discretionary — 9.3%
Carnival	7,331	314,427
eBay	5,302	186,895
Expedia Group	1,400	191,324
Las Vegas Sands	4,720	291,885
Lowe’s	3,801	424,230
PVH	2,252	196,284
Sony ADR	4,055	246,666

		1,851,711

Consumer Staples — 8.6%
Constellation Brands, Cl A	700	133,231
CVS Health	5,331	353,925
Ingredion	3,970	313,630
Philip Morris International	3,547	288,867
Procter & Gamble	1,719	214,033
Tyson Foods, Cl A	4,881	404,098

		1,707,784

Energy — 7.9%
Chevron	3,931	456,546
Occidental Petroleum	9,823	397,832
Royal Dutch Shell ADR, Cl B	5,822	339,364
Valero Energy	3,898	378,028

		1,571,770

Financials — 25.1%
American Express	3,122	366,148
American International Group	4,646	246,052
Aon	1,003	193,740
Bank of America	15,630	488,750
Bank of New York Mellon	3,277	153,200
Berkshire Hathaway, Cl B *	1,691	359,473
Capital One Financial	3,182	296,722
Cboe Global Markets	2,422	278,893
Chubb	2,463	375,410
Citigroup	3,762	270,337
Fidelity National Financial	8,517	390,419
JPMorgan Chase	5,193	648,710
KeyCorp	21,454	385,528
Nasdaq	2,132	212,710
Wells Fargo	6,602	340,861

		5,006,953

Health Care — 15.8%
AbbVie	4,476	356,066
Anthem	1,899	510,983
AstraZeneca ADR	9,584	469,904
Bristol-Myers Squibb	4,800	275,376
Elanco Animal Health *	7,649	206,676
Johnson & Johnson	3,220	425,169
Medtronic	3,705	403,474
Merck	3,611	312,929
Roche Holding ADR	5,284	198,784

		3,159,361

Industrials — 9.1%
Delta Air Lines	5,821	320,621

Description	Shares	Value

Eaton	4,104	$357,499
Johnson Controls International	7,675	332,558
Kansas City Southern	1,399	196,951
Raytheon	1,904	404,048
Union Pacific	1,258	208,149

		1,819,826

Information Technology — 7.0%
Cisco Systems	6,243	296,605
Corning	13,885	411,413
Fidelity National Information Services	2,412	317,805
Microsoft	2,590	371,328

		1,397,151

Materials — 1.4%
DuPont de Nemours	4,290	282,754

Real Estate — 3.0%
HCP ‡	5,305	199,574
Weyerhaeuser ‡	13,671	399,330

		598,904

Utilities — 4.0%
Entergy	1,720	208,946
Evergy	3,144	200,933
FirstEnergy	7,925	382,936

		792,815

Total Common Stock (Cost $18,272,700)		19,594,102

CASH EQUIVALENT — 1.7%
Federated Government Obligations Fund, Cl I, 1.730%** (Cost $338,144)	338,144	338,144

Total Investments — 100.0% (Cost $18,610,844)		$19,932,246

Percentages are based on Net Assets of $19,936,359.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2019.
§	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Shares	Value

COMMON STOCK — 98.5%

Communication Services — 3.4%
Omnicom Group	587	$45,310
Take-Two Interactive Software *	269	32,374
TripAdvisor *	394	15,918

		93,602

Consumer Discretionary — 11.4%
Advance Auto Parts	192	31,196
Best Buy	211	15,156
Columbia Sportswear	144	13,025
Darden Restaurants	115	12,911
Dollar Tree *	269	29,698
DR Horton	375	19,639
Expedia Group	105	14,349
Garmin	192	18,000
H&R Block	548	13,694
Hilton Worldwide Holdings	144	13,962
Leggett & Platt	414	21,238
MGM Resorts International	548	15,618
Ross Stores	308	33,778
Service International	337	15,327
Thor Industries	269	17,017
Vail Resorts	48	11,154
VF	182	14,977

		310,739

Consumer Staples — 4.1%
Archer-Daniels-Midland	770	32,371
Church & Dwight	298	20,842
Clorox	105	15,507
Hormel Foods	539	22,040
JM Smucker	192	20,291

		111,051

Energy — 3.1%
Diamondback Energy	308	26,414
Noble Energy	1,126	21,687
Patterson-UTI Energy	1,483	12,339
Williams	1,020	22,756

		83,196

Financials — 12.6%
Cboe Global Markets	414	47,672
Cincinnati Financial	529	59,888
Commerce Bancshares	548	35,269
Discover Financial Services	404	32,425
M&T Bank	414	64,804
Progressive	1,059	73,812
Webster Financial	693	30,561

		344,431

Health Care — 10.9%
BioMarin Pharmaceutical *	192	14,056
Centene *	625	33,175
Cerner	741	49,736
DENTSPLY SIRONA	298	16,324
Elanco Animal Health *	587	15,861
Immunomedics *	1,271	20,336
Neurocrine Biosciences *	163	16,217
Quest Diagnostics	433	43,841
Sage Therapeutics *	269	36,490
Wright Medical Group *	712	14,810
Zimmer Biomet Holdings	269	37,184

		298,030

Description	Shares	Value

Industrials — 13.8%
Hexcel	231	$17,237
Ingersoll-Rand	269	34,133
JB Hunt Transport Services	337	39,618
L3Harris Technologies	211	43,531
Macquarie Infrastructure	837	36,108
Masco	914	42,273
Parker-Hannifin	250	45,873
Republic Services, Cl A	414	36,229
Robert Half International	914	52,345
Roper Technologies	19	6,402
Snap-on	144	23,425

		377,174

Information Technology — 17.4%
Akamai Technologies *	221	19,117
Amdocs	587	38,272
Analog Devices	414	44,145
ANSYS *	182	40,067
Autodesk *	144	21,220
Ciena *	751	27,877
EPAM Systems *	202	35,544
Fidelity National Information Services	231	30,437
Fiserv *	414	43,942
FLIR Systems	298	15,365
KLA	298	50,374
NetApp	231	12,908
Palo Alto Networks *	96	21,829
Paychex	414	34,627
ServiceNow *	48	11,868
SS&C Technologies Holdings	298	15,499
Workday, Cl A *	67	10,865

		473,956

Materials — 4.6%
Celanese, Cl A	337	40,827
Newmont Goldcorp	693	27,533
Packaging Corp of America	154	16,857
Vulcan Materials	269	38,432

		123,649

Real Estate — 10.7%
Apartment Investment & Management, Cl A ‡	693	38,032
AvalonBay Communities ‡	125	27,207
Boston Properties ‡	269	36,907
CubeSmart ‡	982	31,129
Digital Realty Trust ‡	269	34,174
Regency Centers ‡	481	32,342
SBA Communications, Cl A ‡	67	16,124
Welltower ‡	414	37,546
WP Carey ‡	414	38,113

		291,574

Utilities — 6.5%
CenterPoint Energy	1,126	32,733
Evergy	481	30,741
FirstEnergy	837	40,444
WEC Energy Group	414	39,081
Xcel Energy	548	34,803

		177,802

Total Common Stock (Cost $2,440,909)		2,685,204

FROST FAMILY OF FUNDS	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Shares	Value

CASH EQUIVALENT — 2.2%
Federated Government Obligations Fund, Cl I, 1.730%** (Cost $60,844)	60,844	$60,844

Total Investments — 100.7% (Cost $2,501,753)		$2,746,048

Percentages are based on Net Assets of $2,726,213.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2019.
‡	Real Estate Investment Trust

Cl — Class

As of October 31, 2019, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

MORTGAGE-BACKED SECURITIES — 26.1%

Agency Mortgage-Backed Obligation — 11.2%
FHLMC
3.081%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	$7,490,902	$7,639,893
3.000%, 07/01/34	96,079,449	98,406,354
2.500%, 07/01/34	53,650,796	54,230,483
2.374%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	8,033,721	8,100,713
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	14,773,000	15,771,633
FHLMC REMIC, Ser 2011-3898, Cl FC
2.431%, VAR LIBOR USD 1 Month+0.510%, 11/15/36	2,130,018	2,142,328
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	1,538,701	215,290
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	10,025,091
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	6,444,961	393,293
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	3,812,821	146,531
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	9,996,712	552,438
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	3,911,938	258,702
FHLMC, Ser 2012-4116, Cl MI, IO
4.000%, 10/15/42	35,427,562	4,462,693
FHLMC, Ser 2012-4116, Cl PI, IO
4.000%, 10/15/42	11,375,941	1,977,646
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	11,279,617	720,674
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	20,359,542	2,128,503
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	6,650,470	434,235
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	18,663,623	2,284,905
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	12,070,494	915,071
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	2,232,094	192,212
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	3,343,926	3,506,759
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	3,100,823	3,154,719
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	11,380,688	11,629,093
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,264,010
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	12,928,894
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	5,024,289
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	5,562,622	5,713,489
FHLMC, Ser 2017-4747, Cl HP
3.500%, 02/15/45	2,540,133	2,633,234
FHLMC, Ser 2018-4773, Cl DM
4.000%, 09/15/42	5,000,000	5,221,949

Description	Face Amount	Value

FHLMC, Ser 2019-4908, Cl AS, IO
4.179%, VAR ICE LIBOR USD 1 Month+6.100%, 01/25/45	$27,180,753	$4,911,562
FNMA
5.500%, 04/01/38 to 05/01/44	7,759,002	8,719,833
4.708%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.260%,
01/01/38	1,935,124	2,047,211
4.500%, 08/01/41	5,685,892	6,164,788
4.000%, 03/01/47	1,835,263	1,952,260
3.309%, VAR ICE LIBOR USD 12 Month+1.755%, 02/01/42	3,867,799	3,978,101
3.000%, 10/01/32 to 11/01/46	14,769,614	15,178,833
2.875%, 10/30/20	5,000,000	5,060,841
2.817%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	4,446,417	4,532,639
2.710%, 08/01/23	267,045	274,300
2.500%, 11/01/31	16,360,710	16,635,615
2.250%, 10/30/24	10,000,000	10,317,661
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	3,176,489	244,281
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	16,653,589	2,020,275
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	1,450,244	264,484
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	2,313,472	284,581
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	3,782,944	558,724
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	3,125,925	370,029
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	4,745,903	575,107
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	7,613,583	675,279
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	25,219,664	26,276,721
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,164,762
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	4,741,803	245,039
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	11,469,988	790,385
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	15,793,113	1,433,301
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,223,076
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	8,686,864	463,749
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	8,551,640	8,620,387
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	10,690,392	1,065,750
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	3,244,752	209,583
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,374,067
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	6,193,521	6,387,004
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	4,288,463	140,960

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	$17,029,306	$3,747,932
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,131,709
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	3,486,653	286,254
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	8,169,845	785,423
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	5,941,592	135,688
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	4,711,985	507,079
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	11,671,685	916,458
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	11,020,299	780,209
GNMA, Ser 2016-H14, Cl FA
2.889%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,689,231	2,706,726
GNMA, Ser 2017-137, Cl DI, IO
3.000%, 02/20/47	12,432,011	757,111
GNMA, Ser 53, Cl A
2.250%, 09/16/44	4,697,427	4,689,041

		434,679,942

Commercial Mortgage-Backed Obligation — 11.5%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.567%, 02/10/51 (A)	240,943	240,943
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.567%, 02/10/51 (A)(B)	4,925,000	3,357,884
BANK, Ser 2017-BNK5, Cl A5
3.390%, 06/15/60	9,000,000	9,630,094
BANK, Ser 2018-BN10, Cl A5
3.688%, 02/15/61	10,000,000	10,929,414
BANK, Ser 2018-BN13, Cl A5
4.217%, 08/15/61 (A)	3,000,000	3,408,687
BANK, Ser 2018-BN14, Cl A3
3.966%, 09/15/60	10,000,000	11,185,236
BANK, Ser 2019-BN16, Cl A4
4.005%, 02/15/52	4,500,000	5,060,301
BBCMS Trust, Ser 2015-STP, Cl D
4.284%, 09/10/28 (A)(B)	5,000,000	5,028,657
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.450%, 01/12/45 (A)	14,150,000	12,519,563
CD Commercial Mortgage Trust, Ser 2017- CD6, Cl ASB
3.332%, 11/13/50	10,000,000	10,521,855
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.057%, 06/10/48 (A)	5,000,000	5,065,160
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	5,000,000	5,362,272
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.831%, 08/15/45 (A)	1,000,000	1,036,426
Commercial Mortgage Trust, Ser 2012- CR2, Cl D
4.831%, 08/15/45 (A)(B)	224,200	230,569

Description	Face Amount	Value

Commercial Mortgage Trust, Ser 2014- LC15, Cl D
4.988%, 04/10/47 (A)(B)	$9,500,000	$9,715,381
Commercial Mortgage Trust, Ser 2014- UBS6, Cl C
4.452%, 12/10/47 (A)	4,000,000	4,123,759
Commercial Mortgage Trust, Ser 2015- DC1, Cl D
4.342%, 02/10/48 (A)(B)	9,000,000	8,299,238
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.803%, 02/15/41 (A)(B)	4,107,435	254,661
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
2.128%, VAR ICE LIBOR USD 1 Month+0.250%, 04/15/37	116,492	108,383
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/37	10,411	10,114
CSAIL Commercial Mortgage Trust, Ser 2019-C15, Cl A4
4.053%, 03/15/52	10,000,000	11,199,268
CSMC Trust, Ser 2019-AFC1, Cl A1
2.573%, 07/25/49 (B)	14,377,953	14,367,371
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.699%, 11/10/46 (A)(B)	1,450,000	1,492,112
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	5,316,675
FHLMC Military Housing Bonds Resecuritization Trust Certificates, Ser 2015-R1, Cl C3
5.495%, 11/25/52 (A)(B)	34,813,770	34,346,993
FNMA, Ser 2019-44, Cl CI, IO
4.000%, 08/25/59	15,607,997	2,767,076
FNMA, Ser 2019-44, Cl PI, IO
4.000%, 08/25/49	18,197,668	2,659,012
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.961%, 08/25/44 (A)(B)	4,000,000	4,169,276
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.935%, 07/25/45 (A)(B)	5,000,000	5,187,296
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/45 (A)(B)	4,500,000	4,652,382
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.598%, 12/25/45 (A)(B)	5,000,000	5,123,721
FREMF Mortgage Trust, Ser 2015-K720, Cl B
3.391%, 07/25/22 (A)(B)	5,000,000	5,108,069
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.391%, 07/25/22 (A)(B)	8,000,000	8,089,377
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.565%, 11/25/47 (A)(B)	14,000,000	14,298,388
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	5,000,000	5,255,261

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.920%, 08/25/49 (A)(B)	$7,840,000	$7,893,814
FREMF Mortgage Trust, Ser 2017-K67, Cl B
3.944%, 09/25/49 (A)(B)	2,000,000	2,131,296
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.804%, 12/25/49 (A)(B)	3,403,000	3,613,832
Galton Funding Mortgage Trust, Ser 2019-1, Cl A22
4.000%, 02/25/59 (A)(B)	2,100,878	2,141,892
Galton Funding Mortgage Trust, Ser 2019-2, Cl A21
4.000%, 06/25/59 (A)(B)	18,140,141	18,480,631
GS Mortgage Securities Trust, Ser 2017-G5, Cl AS
3.826%, 03/10/50 (A)	3,500,000	3,790,849
GS Mortgage Securities Trust, Ser 2017-GS6, Cl A3
3.433%, 05/10/50	10,000,000	10,703,348
GS Mortgage Securities Trust, Ser 2017-GS7, Cl A4
3.430%, 08/10/50	5,000,000	5,321,928
GS Mortgage Securities Trust, Ser 2018-GS9, Cl A4
3.992%, 03/10/51 (A)	10,000,000	11,148,464
GS Mortgage Securities Trust, Ser 2019-GC39, Cl A4
3.567%, 05/10/52	4,000,000	4,354,522
GS Mortgage Securities Trust, Ser 2019-GC40, Cl A4
3.160%, 07/10/52	4,000,000	4,234,022
GS Mortgage-Backed Securities Trust, Ser 2019-PJ2, Cl A6
4.000%, 11/25/49 (A)(B)	7,791,402	7,830,967
Homeward Opportunities Fund I Trust, Ser 2019-1, Cl A1
3.454%, 01/25/59 (A)(B)	4,124,607	4,166,797
Hudson Yards Mortgage Trust, Ser 2019-30HY, Cl B
3.380%, 07/10/39 (A)(B)	2,500,000	2,659,190
Impact Funding, Ser 2001-AA, Cl C
5.217%, 07/25/33 (A)(B)	73,902	73,658
Impact Funding, Ser 2001-AA, Cl D
5.677%, 07/25/33 (A)(B)	87,994	87,642
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.397%, 06/15/49 (A)	3,328,000	3,364,203
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	2,376,887	2,189,340
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.417%, 02/15/51 (A)	2,103,038	2,001,794
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.994%, 02/15/51 (A)(B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	607,686	605,473

Description	Face Amount	Value

LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.268%, 07/15/40 (A)	$880,760	$883,928
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 03/10/49 (B)	3,000,000	3,050,999
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.750%, 05/15/49 (A)	2,413,000	2,588,420
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	119,196	119,845
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.946%, 06/11/42 (A)	6,992,116	7,423,376
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.946%, 06/11/42 (A)(B)	500,000	530,985
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.375%, 09/15/47 (A)(B)	2,000,000	2,066,333
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.570%, 05/10/45 (A)(B)	9,160,000	9,665,111
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl D
4.890%, 05/10/63 (A)(B)	7,095,000	6,991,356
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.890%, 05/10/63 (A)(B)	15,339,806	12,707,126
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.031%, 08/10/49 (A)(B)	3,000,000	3,163,897
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.480%, 12/10/45 (A)(B)	13,384,000	13,276,357
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.722%, 01/15/59 (A)	5,000,000	5,296,329
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,892,448
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,247,039
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,741,730
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	4,094,497
Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Cl A
4.058%, 08/17/36 (A)(B)	5,000,000	5,559,489
Wells Fargo Commercial Mortgage Trust, Ser 2018-C43, Cl A4
4.012%, 03/15/51 (A)	6,000,000	6,655,205
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-3, Cl A1
3.500%, 07/25/49 (A)(B)	11,362,671	11,556,632

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.739%, 03/15/46 (A)	$3,000,000	$3,184,512
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	7,310,000	6,881,529

		443,491,679

Non-Agency Residential Mortgage-Backed Obligation — 3.4%
Arroyo Mortgage Trust, Ser 2018-1, Cl A1
3.763%, 04/25/48 (A)(B)	14,877,646	15,207,599
Arroyo Mortgage Trust, Ser 2019-2, Cl A2
3.498%, 04/25/49 (A)(B)	10,108,988	10,270,246
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37	1,000,000	—
CSAIL Mortgage Trust, Ser 2018-CX11, Cl A5
4.033%, 04/15/51	10,000,000	11,113,814
Deephaven Residential Mortgage Trust, Ser 2018-2A, Cl A1
3.479%, 04/25/58 (A)(B)	2,565,394	2,587,251
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	4,547,775	4,621,408
Flagstar Mortgage Trust, Ser 2018-2, Cl A6
3.500%, 04/25/48 (A)(B)	6,089,965	6,154,729
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	1,676,656	1,706,366
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	1,771,753	1,798,467
JPMorgan Mortgage Trust, Ser 2019-1, Cl A3
4.000%, 05/25/49 (A)(B)	6,690,650	6,786,829
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.897%, 04/25/43 (A)(B)	187,923,299	5,416,231
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (A)(B)	2,778,833	2,834,627
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	5,504,607	5,604,670
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 08/25/47 (A)(B)	1,768,975	1,796,689
Sequoia Mortgage Trust, Ser 2018-3, Cl A4
3.500%, 03/25/48 (A)(B)	3,402,118	3,457,667
Sequoia Mortgage Trust, Ser 2018-CH4, Cl A2
4.000%, 10/25/48 (A)(B)	3,537,351	3,632,856
Sequoia Mortgage Trust, Ser 2019-CH1, Cl A1
4.500%, 03/25/49 (A)(B)	3,483,955	3,557,088
Wells Fargo Mortgage Backed Securities Trust, Ser 2019-1, Cl A1
4.000%, 11/25/48 (A)(B)	11,414,905	11,643,203

Description	Face Amount	Value

Wells Fargo Mortgage Backed Securities Trust, Ser 2019-2, Cl A1
4.000%, 04/25/49 (A)(B)	$10,781,864	$10,977,286
Wells Fargo Mortgage Backed Securities, Ser 2018-1, Cl A7
3.500%, 07/25/47 (A)(B)	5,768,356	5,819,109
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.861%, 06/20/44 (A)(B)	2,752,405	2,824,656
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	1,859,356	1,906,712
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	2,369,143	2,416,600
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	3,544,733	3,613,965
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	3,886,527	3,942,082

		129,690,150

Total Mortgage-Backed Securities (Cost $1,022,835,416)		1,007,861,771

CORPORATE OBLIGATIONS — 19.2%

Communication Services — 1.3%
AT&T
4.350%, 03/01/29	5,000,000	5,528,259
4.300%, 02/15/30	12,905,000	14,193,568
Frontier Communications
8.500%, 04/15/20	54,892,000	30,739,520
Intelsat Jackson Holdings
8.500%, 10/15/24 (B)	1,000,000	1,007,700
8.000%, 02/15/24 (B)	1,000,000	1,027,190

		52,496,237

Consumer Discretionary — 2.6%
Block Financial
4.125%, 10/01/20	5,000,000	5,083,110
Capitol Investment Merger Sub 2
10.000%, 08/01/24 (B)	3,000,000	3,090,000
Choice Hotels International
5.750%, 07/01/22	15,000,000	16,275,000
Ford Motor Credit
4.375%, 08/06/23	2,000,000	2,057,639
General Motors Financial
4.000%, 01/15/25	15,126,000	15,628,371
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	6,000,000	5,146,200
L Brands
6.950%, 03/01/33	5,800,000	4,582,000
Lear
5.250%, 01/15/25	1,500,000	1,546,670
McDonald’s MTN
2.625%, 01/15/22	3,000,000	3,050,659
Panther BF Aggregator 2
8.500%, 05/15/27 (B)	16,000,000	16,120,000
VistaJet Malta Finance
10.500%, 06/01/24 (B)	29,129,000	28,327,953

		100,907,602

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Energy — 3.7%
Antero Midstream Partners
5.750%, 01/15/28 (B)	$15,000,000	$11,325,000
Apache
7.750%, 12/15/29	4,138,000	5,167,464
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,167,796
Noble Holding International
6.050%, 03/01/41	13,462,000	4,711,700
4.625%, 03/01/21	29,758,000	25,145,510
NuStar Logistics
6.000%, 06/01/26	1,000,000	1,068,700
Petrobras Global Finance BV
8.750%, 05/23/26	2,000,000	2,560,000
Petroleos Mexicanos
6.840%, 01/23/30 (B)	4,000,000	4,270,000
5.350%, 02/12/28	7,000,000	6,912,500
Seadrill New Finance
12.000% cash/0% PIK, 07/15/25 (B)(C)	49,544,473	46,695,666
Talen Energy Supply
7.250%, 05/15/27 (B)	2,000,000	1,995,000
Teekay
9.250%, 11/15/22 (B)	3,000,000	3,105,000
Transocean
7.250%, 11/01/25 (B)	5,000,000	4,412,500
6.500%, 11/15/20	19,277,000	19,614,347
Weatherford International
4.500%, 04/15/22 (D)	8,835,000	2,650,500

		142,801,683

Financials — 6.4%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	8,021,730
Bank of Nova Scotia
3.125%, 04/20/21	6,300,000	6,419,135
Barclays MTN
4.972%, VAR ICE LIBOR USD 3 Month+1.902%, 05/16/29	2,000,000	2,252,992
Capital One Financial
3.800%, 01/31/28	5,000,000	5,320,694
Commonwealth Bank of Australia NY
2.550%, 03/15/21	10,390,000	10,497,897
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.003%, 04/30/68	2,000,000	1,919,500
Deutsche Bank NY
3.150%, 01/22/21	85,847,000	86,193,935
Enova International
8.500%, 09/15/25 (B)	15,000,000	13,822,500
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,534,797
First American Financial
4.300%, 02/01/23	1,000,000	1,038,747
Genworth Holdings
7.625%, 09/24/21	8,000,000	8,300,000
Navient MTN
3.961%, VAR CPI YOY+2.150%, 12/15/20	3,525,000	3,511,781
PNC Bank
3.250%, 01/22/28	5,000,000	5,306,647
Royal Bank of Canada MTN
10.000%, 08/14/20	25,000,000	25,725,000
9.000%, 06/10/20	5,000,000	4,437,500

Description	Face Amount	Value

7.375%, 05/29/20	$10,000,000	$7,830,000
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Yr Curr+5.800%, 09/30/67	4,000,000	4,075,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,349,979
Synchrony Financial
4.500%, 07/23/25	9,905,000	10,690,753
4.375%, 03/19/24	1,000,000	1,063,581
2.700%, 02/03/20	10,155,000	10,163,663
TMX Finance
11.125%, 04/01/23 (B)	12,250,000	11,025,000
Wachovia
6.605%, 10/01/25	5,650,000	6,785,569

		246,286,400

Health Care — 0.2%
CHS
8.000%, 11/15/19	8,711,000	8,623,890

Industrials — 2.1%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,468,108
FedEx
3.100%, 08/05/29	12,000,000	12,008,857
Flowserve
4.000%, 11/15/23	1,000,000	1,028,853
General Electric MTN
5.875%, 01/14/38	4,377,000	5,238,378
5.300%, 02/11/21	8,000,000	8,289,972
2.200%, 01/09/20	42,981,000	42,970,893
Great Lakes Dredge & Dock
8.000%, 05/15/22	1,410,000	1,494,600
Hertz
5.500%, 10/15/24 (B)	1,000,000	992,100
Owens Corning
3.950%, 08/15/29	1,000,000	1,028,215

		80,519,976

Information Technology — 1.7%
Amkor Technology
6.625%, 09/15/27 (B)	1,900,000	2,080,500
Apple
3.200%, 05/13/25	17,712,000	18,866,696
Juniper Networks
3.750%, 08/15/29	10,000,000	10,163,662
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,090,729
3.000%, 10/30/29	2,000,000	2,000,739
Micron Technology
4.185%, 02/15/27	10,000,000	10,445,995
Motorola Solutions
4.600%, 05/23/29	21,435,000	23,544,921

		68,193,242

Materials — 0.6%
Carpenter Technology
4.450%, 03/01/23	250,000	257,973
First Quantum Minerals
7.250%, 05/15/22 (B)	20,920,000	20,920,000
7.000%, 02/15/21 (B)	1,077,000	1,082,385

		22,260,358

Real Estate — 0.2%
Brookfield Property REIT
5.750%, 05/15/26 ‡(B)	2,000,000	2,087,500

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

CBL & Associates
5.250%, 12/01/23 ‡	$4,881,000	$3,417,676
4.600%, 10/15/24 ‡	2,000,000	1,270,000

		6,775,176

Sovereign — 0.4%
Andina de Fomento
2.750%, 01/06/23	5,000,000	5,065,100
Kreditanstalt fuer Wiederaufbau
2.125%, 01/17/23	10,000,000	10,164,539

		15,229,639

Total Corporate Obligations (Cost $769,555,529)		744,094,203

ASSET-BACKED SECURITIES — 17.1%

Asset Backed Securities — 5.3%
American Credit Acceptance Receivables Trust, Ser 2017-4, Cl C
2.940%, 01/10/24 (B)	876,024	877,609
American Credit Acceptance Receivables Trust, Ser 2017-4, Cl D
3.570%, 01/10/24 (B)	1,952,000	1,976,881
American Credit Acceptance Receivables Trust, Ser 2019-3, Cl C
2.760%, 09/12/25 (B)	6,500,000	6,538,303
Apidos CLO XI, Ser 2019-11A, Cl BRR
3.702%, VAR ICE LIBOR USD 3 Month+1.700%, 10/17/30 (B)	15,000,000	14,867,685
BCC Funding XVI, Ser 2019-1A, Cl B
2.664%, 09/20/24 (B)	6,000,000	5,998,150
BCC Funding XVI, Ser 2019-1A, Cl C
2.976%, 09/20/24 (B)	500,000	497,342
BlueMountain CLO, Ser 2019-2A, Cl A2R
3.936%, VAR ICE LIBOR USD 3 Month+1.800%, 08/20/32 (B)	23,000,000	22,817,265
Capital One Prime Auto Receivables Trust, Ser 2019-2, Cl A2
2.060%, 09/15/22	8,000,000	8,011,516
Carnow Auto Receivables Trust, Ser 2019- 1A, Cl A
2.720%, 11/15/22 (B)	12,468,062	12,477,078
Diamond Resorts Owner Trust, Ser 2019- 1A, Cl A
2.890%, 02/20/32 (B)	4,773,598	4,794,460
Drive Auto Receivables Trust, Ser 2017-3, Cl D
3.530%, 12/15/23 (B)	1,000,000	1,011,071
Drive Auto Receivables Trust, Ser 2018-2, Cl C
3.630%, 08/15/24	1,825,000	1,837,071
Drive Auto Receivables Trust, Ser 2018-3, Cl D
4.300%, 09/16/24	7,966,000	8,198,353
Drive Auto Receivables Trust, Ser 2019-1, Cl C
3.780%, 04/15/25	2,230,000	2,275,798
Drive Auto Receivables Trust, Ser 2019-2, Cl B
3.170%, 11/15/23	4,750,000	4,813,570
DT Auto Owner Trust, Ser 2017-3A, Cl D
3.580%, 05/15/23 (B)	495,000	498,991

Description	Face Amount	Value

DT Auto Owner Trust, Ser 2018-2A, Cl C
3.670%, 03/15/24 (B)	$1,000,000	$1,013,000
DT Auto Owner Trust, Ser 2019-4A, Cl C
2.730%, 07/15/25 (B)	2,000,000	1,999,892
Exeter Automobile Receivables Trust, Ser 2018-4A, Cl C
3.970%, 09/15/23 (B)	5,350,000	5,460,837
Flagship Credit Auto Trust, Ser 2017-4, Cl C
2.920%, 11/15/23 (B)	4,466,000	4,510,667
Flagship Credit Auto Trust, Ser 2019-2, Cl D
3.530%, 05/15/25 (B)	5,190,000	5,324,906
Master Credit Card Trust II, Ser 2019-2A, Cl B
2.390%, 01/23/23 (B)	5,582,000	5,592,602
Master Credit Card Trust II, Ser 2019-2A, Cl C
2.830%, 01/23/23 (B)	1,509,000	1,511,700
Oaktree CLO, Ser 2019-3A, Cl B
4.158%, VAR ICE LIBOR USD 3 Month+2.000%, 07/20/31 (B)	13,500,000	13,439,628
Oaktree CLO, Ser 2019-4A, Cl B
3.918%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/32 (B)	25,000,000	25,000,000
Pawnee Equipment Receivables Series, Ser 2019-1, Cl A1
2.294%, 10/15/20 (B)	8,000,000	8,004,318
Pawnee Equipment Receivables Series, Ser 2019-1, Cl D
2.860%, 10/15/24 (B)	2,500,000	2,486,054
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (B)	2,500,000	2,486,529
Pretium Mortgage Credit Partners I, Ser 2019-NPL3, Cl A1
3.105%, 07/27/59 (B)	6,925,437	6,918,984
Skopos Auto Receivables Trust, Ser 2019-1A, Cl C
3.630%, 09/16/24 (B)	2,300,000	2,301,472
Venture 35 CLO, Ser 2018-35A, Cl BL
3.803%, VAR ICE LIBOR USD 3 Month+1.850%, 10/22/31 (B)	20,000,000	19,820,040
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23	310,000	311,092

		203,672,864

Automotive — 7.9%
Ally Auto Receivables Trust, Ser 2019-2, Cl A2
2.340%, 06/15/22	2,450,000	2,455,790
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,268,123
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	2,372,898	2,385,316
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	1,000,000	1,023,229

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (B)	$2,066,805	$2,069,763
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (B)	1,049,233	1,049,926
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (B)	2,180,000	2,223,426
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl B
3.160%, 11/10/21 (B)	135,947	135,970
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl D
3.930%, 04/10/24 (B)	4,200,000	4,270,265
American Credit Acceptance Receivables Trust, Ser 2018-4, Cl D
4.400%, 01/13/25 (B)	17,605,000	18,200,301
American Credit Acceptance Receivables Trust, Ser 2019-1, Cl C
3.500%, 04/14/25 (B)	4,600,000	4,681,251
AmeriCredit Automobile Receivables Trust, Ser 2017-2, Cl D
3.420%, 04/18/23	8,570,000	8,751,920
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl A4
2.960%, 06/19/24 (B)	5,000,000	5,140,986
CarMax Auto Owner Trust, Ser 2016-4, Cl D
2.910%, 04/17/23	3,500,000	3,516,560
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	5,250,000	5,333,715
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (B)	2,000,000	2,027,626
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (B)	5,000,000	5,192,393
Carvana Auto Receivables Trust, Ser 2019-2A, Cl B
2.740%, 12/15/23 (B)	9,000,000	9,068,021
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,000,699
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	4,005,187
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	5,250,000	5,422,730
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,290,356
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,819,913
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	1,890,383	1,899,495

Description	Face Amount	Value

CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	$6,500,000	$6,900,726
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,353,681
CPS Auto Receivables Trust, Ser 2017-B, Cl D
3.950%, 03/15/23 (B)	3,500,000	3,560,265
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (B)	6,055,000	6,192,929
Drive Auto Receivables Trust, Ser 2016- BA, Cl D
4.530%, 08/15/23 (B)	1,570,148	1,591,961
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	7,835,000	7,964,759
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,631,077
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (B)	2,750,000	2,871,911
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,082,095
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	1,197,577	1,204,113
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B
3.000%, 12/15/21 (B)	1,342,022	1,343,432
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (B)	5,500,000	5,602,348
Exeter Automobile Receivables Trust, Ser 2019-3A, Cl C
2.790%, 05/15/24 (B)	7,000,000	7,064,052
First Investors Auto Owner Trust, Ser 2019-1A, Cl D
3.550%, 04/15/25 (B)	1,700,000	1,741,510
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,196,352
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,003,424
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,161,665
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,200,754
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	5,089,666
Flagship Credit Auto Trust, Ser 2018-2, Cl C
3.890%, 09/16/24 (B)	11,286,000	11,647,296
Ford Credit Auto Owner Trust, Ser 2018- A, Cl A3
3.030%, 11/15/22	7,000,000	7,068,939

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Ford Credit Auto Owner Trust, Ser 2019- A, Cl B
3.020%, 10/15/24	$15,000,000	$15,392,408
Foursight Capital Automobile Receivables Trust, Ser 2017-1, Cl C
3.470%, 12/15/22 (B)	2,200,000	2,220,398
Foursight Capital Automobile Receivables Trust, Ser 2018-2, Cl D
4.330%, 07/15/24 (B)	4,650,000	4,824,365
GLS Auto Receivables Trust, Ser 2016-1A, Cl D
9.130%, 01/18/22 (B)	7,075,000	7,417,528
GM Financial Consumer Automobile Receivables Trust, Ser 2019-3, Cl B
2.320%, 12/16/24	2,250,000	2,267,027
MelTel Land Funding, Ser 2019-1A, Cl B
4.701%, 04/15/49 (B)	1,300,000	1,342,401
OSCAR US Funding Trust V, Ser 2016-2A, Cl A4
2.990%, 12/15/23 (B)	14,591,000	14,669,583
Prestige Auto Receivables Trust, Ser 2019- 1A, Cl C
2.700%, 10/15/24 (B)	4,000,000	4,039,562
United Auto Credit Securitization Trust, Ser 2018-1, Cl E
4.840%, 08/10/23 (B)	5,000,000	5,091,398
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	7,100,000	7,151,256
Westlake Automobile Receivables Trust, Ser 2018-1A
3.410%, 09/15/22	13,195,000	13,350,514

		304,472,356

Consumer Discretionary — 0.4%
CPS Auto Receivables Trust, Ser 2017-D, Cl B
2.430%, 01/18/22 (B)	8,336,122	8,339,322
CPS Auto Receivables Trust, Ser 2019-D, Cl D
2.720%, 09/15/25 (B)	3,000,000	3,001,177
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (B)	6,000,000	5,979,614

		17,320,113

Credit Card — 0.6%
Fortiva Retail Credit Master Note
Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (B)	13,000,000	13,301,679
Synchrony Card Funding, Ser 2019-A2, Cl A
2.340%, 06/15/25	2,000,000	2,018,569
World Financial Network Credit Card Master Trust, Ser 2016-A, Cl A
2.030%, 04/15/25	6,000,000	6,002,709

		21,322,957

Information Technology — 0.0%
Avid Automobile Receivables Trust, Ser 2019-1, Cl D
4.030%, 07/15/26 (B)	1,300,000	1,302,925

Description	Face Amount	Value

Other Asset-Backed Securities — 2.2%
321 Henderson Receivables I, Ser 2010- 2A, Cl B
7.450%, 01/15/50 (B)	$2,384,872	$2,623,679
321 Henderson Receivables I, Ser 2012- 1A, Cl B
7.140%, 02/15/67 (B)	746,771	917,058
321 Henderson Receivables I, Ser 2012- 2A, Cl B
6.770%, 10/17/61 (B)	1,940,432	2,360,402
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (B)	5,481,968	5,573,053
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (B)	2,086,928	2,119,894
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (B)	7,800,000	7,824,498
Credibly Asset Securitization, Ser 2018- 1A, Cl A
4.800%, 11/15/23 (B)	6,000,000	6,142,924
Credibly Asset Securitization, Ser 2018- 1A, Cl C
6.760%, 11/15/23 (B)	5,201,000	5,311,424
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	10,852,489	9,618,018
Harley Marine Financing, Ser 2018-1A, Cl B
7.869%, 05/15/43 (B)(E)	6,000,000	1,857,600
Harvest SBA Loan Trust, Ser 2018-1, Cl A
4.073%, VAR ICE LIBOR USD 1 Month+2.250%, 08/25/44 (B)	6,434,793	6,422,128
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (B)	9,600,000	9,735,734
Orange Lake Timeshare Trust, Ser 2019-A, Cl C
3.610%, 04/09/38 (B)	4,357,650	4,432,681
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (B)	2,439,193	2,525,467
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (B)	5,500,000	5,557,365
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (B)	3,576,000	3,745,047
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	3,736,250	3,672,860
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	2,995,483	3,149,384
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (B)	2,525,000	2,539,722

		86,128,938

Student Loan — 0.7%
Brazos Student Finance, Ser 2009-1, Cl B
4.606%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,654,880
College Ave Student Loans, Ser 2018-A, Cl A1
3.023%, VAR ICE LIBOR USD 1 Month+1.200%, 12/26/47 (B)	3,522,736	3,480,916

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (B)	$5,490,102	$5,514,023
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.323%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,863,354
SLM Student Loan Trust, Ser 2012-7, Cl B
3.623%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,877,768

		28,390,941

Total Asset-Backed Securities (Cost $659,125,442)		662,611,094

U.S. TREASURY OBLIGATIONS — 17.0%

U.S. Treasury Inflationary Protection Securities
1.125%, 01/15/21	5,864,100	5,902,300
1.000%, 02/15/46 to 02/15/48	16,900,680	18,835,141
0.875%, 01/15/29	30,481,800	32,418,857
U.S. Treasury Notes
2.875%, 05/15/28	200,000,000	219,382,812
2.375%, 08/15/24 to 05/15/29	170,000,000	179,156,249
2.250%, 11/15/24	75,000,000	77,534,179
1.625%, 03/15/20 to 05/15/26	50,000,000	50,039,063
1.500%, 08/15/26	25,000,000	24,833,008
1.375%, 02/15/20	50,000,000	49,957,031
U.S. Treasury STRIPS
3.287%, 02/15/46 (F)	2,000,000	1,096,768

Total U.S. Treasury Obligations (Cost $626,366,495)		659,155,408

COLLATERALIZED LOAN OBLIGATIONS — 13.5%

Collateralized Loan Obligation — 13.5%
Apidos Funding RR Subsidiary, Ser 2018-12RR, Cl A
3.531%, VAR ICE LIBOR USD 3 Month+1.530%, 04/15/31 (B)	2,993,565	2,996,950
Apidos XXVIII, Ser 2017-28A, Cl A2
3.366%, VAR ICE LIBOR USD 3 Month+1.400%, 01/20/31 (B)	15,000,000	14,558,550
Avery Point IV CLO, Ser 2017-1A, Cl BR
3.540%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,495,050
BCC Middle Market, Ser 2018-1A, Cl A1A
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/30 (B)	21,000,000	20,812,092
Benefit Street Partners CLO IV, Ser 2019-IVA, Cl A1RR
3.216%, VAR ICE LIBOR USD 3 Month+1.250%, 01/20/29 (B)	10,000,000	9,984,190
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
3.216%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	15,006,420
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
8.566%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,339,755

Description	Face Amount	Value

Benefit Street Partners VIII, Ser 2018-8A, Cl A1AR
3.066%, VAR ICE LIBOR USD 3 Month+1.100%, 01/20/31 (B)	$5,450,000	$5,414,166
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
3.802%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (B)	4,500,000	4,221,000
Carlyle Global Market Strategies, Ser 2018-3A, Cl A1A2
3.166%, VAR ICE LIBOR USD 3 Month+1.180%, 01/14/32 (B)	25,000,000	24,432,700
Carlyle Global Market Strategies, Ser 2018-3A, Cl A2A2
3.836%, VAR ICE LIBOR USD 3 Month+1.850%, 01/14/32 (B)	7,000,000	6,947,640
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A1A
2.986%, VAR ICE LIBOR USD 3 Month+1.050%, 07/27/31 (B)	15,000,000	14,850,195
Carlyle Global Market Strategies, Ser 2018-3RA, Cl A2
3.486%, VAR ICE LIBOR USD 3 Month+1.550%, 07/27/31 (B)	5,750,000	5,627,036
Carlyle Global Market Strategies, Ser 2018-5A, Cl A1RR
3.141%, VAR ICE LIBOR USD 3 Month+1.140%, 07/15/31 (B)	15,845,000	15,814,403
Carlyle Global Market Strategies, Ser 2019-2A, Cl A2A
3.882%, VAR ICE LIBOR USD 3 Month+1.750%, 07/15/32 (B)	10,000,000	9,921,370
CIFC Funding, Ser 2018-1A, Cl A
3.003%, VAR ICE LIBOR USD 3 Month+1.000%, 04/18/31 (B)	10,000,000	9,871,310
CIFC Funding, Ser 2018-1A, Cl C
3.753%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (B)	2,000,000	1,889,888
Dryden 68 CLO, Ser 2019-68A, Cl B
3.741%, VAR ICE LIBOR USD 3 Month+1.740%, 07/15/32 (B)	11,750,000	11,657,657
Emerson Park, Ser 2017-1A, Cl DR
5.401%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	4,500,000	4,504,149
Fortress Credit Opportunities IX, Ser 2017-9A, Cl A1T
3.708%, VAR ICE LIBOR USD 3 Month+1.550%, 11/15/29 (B)	21,000,000	20,845,818
Galaxy XXI, Ser 2015-21A, Cl AR
2.986%, VAR ICE LIBOR USD 3 Month+1.020%, 04/20/31 (B)	5,000,000	4,940,240
GoldenTree Credit Opportunities Financing, Ser 2018-1A, Cl A1R
3.799%, VAR ICE LIBOR USD 3 Month+1.680%, 06/15/34 (B)	15,000,000	14,992,155
GoldentTree Loan Management US, Ser 2017-1A, Cl A
3.186%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	16,991,364

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Golub Capital Partners CLO 34M, Ser 2019-34A, Cl AR
3.987%, VAR ICE LIBOR USD 3 Month+1.700%, 03/14/31 (B)	$7,000,000	$6,992,993
Golub Capital Partners, Ser 2017-17A, Cl A1R
3.590%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,995,248
Golub Capital Partners, Ser 2017-19RA, Cl A1A
3.236%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	19,958,180
Golub Capital Partners, Ser 2017-21A, Cl AR
3.410%, VAR ICE LIBOR USD 3 Month+1.470%, 01/25/31 (B)	11,000,000	10,890,616
Golub Capital Partners, Ser 2017-21A, Cl CR
4.390%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (B)	2,000,000	1,848,538
Golub Capital Partners, Ser 2017-22A, Cl AR
3.146%, VAR ICE LIBOR USD 3 Month+1.180%, 01/20/31 (B)	9,000,000	8,920,881
Golub Capital Partners, Ser 2017-23A, Cl AR
3.166%, VAR ICE LIBOR USD 3 Month+1.200%, 01/20/31 (B)	20,000,000	19,841,120
Golub Capital Partners, Ser 2017-23A, Cl BR
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (B)	4,000,000	3,871,832
Golub Capital Partners, Ser 2017-24A, Cl AR
4.165%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,494,062
Golub Capital Partners, Ser 2017-24A, Cl DR
6.465%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	2,870,673
Golub Capital Partners, Ser 2018-26A, Cl BR
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (B)	12,000,000	11,605,824
Golub Capital Partners, Ser 2018-36A, Cl A
3.587%, VAR ICE LIBOR USD 3 Month+1.300%, 02/05/31 (B)	11,000,000	10,858,353
LCM Loan Income Fund I Income Note Issuer, Ser 2018-27A, Cl A1
3.081%, VAR ICE LIBOR USD 3 Month+1.080%, 07/16/31 (B)	13,000,000	12,909,650
MCF IV, Ser 2017-1A, Cl AR
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)	10,000,000	9,995,280
MCF IV, Ser 2017-1A, Cl CR
4.616%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)	3,000,000	2,903,583
NewStar Berkeley Fund CLO, Ser 2019-1A, Cl AR
3.540%, VAR ICE LIBOR USD 3 Month+1.600%, 10/25/28 (B)	5,000,000	4,971,870

Description	Face Amount	Value

NXT Capital, Ser 2017-1A, Cl A
3.666%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	$9,000,000	$9,002,232
Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl B
3.716%, VAR ICE LIBOR USD 3 Month+1.750%, 12/12/30 (B)	8,000,000	7,924,528
Oak Hill Credit Partners X-R, Ser 2018-10RA, Cl C
4.166%, VAR ICE LIBOR USD 3 Month+2.200%, 12/12/30 (B)	5,100,000	4,998,413
Oaktree EIF II, Ser 2017-IIIA, Cl A2
3.452%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	7,250,000	7,208,066
Octagon Investment Partners XX, Ser 2019-4A, Cl B
4.081%, VAR ICE LIBOR USD 3 Month+1.900%, 05/12/31 (B)	9,500,000	9,458,780
OHA Credit Partners VII, Ser 2016-7A, Cl DR
6.336%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,485,258
OZLM Funding IV, Ser 2017-4A, Cl A2R
3.653%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	4,953,630
OZLM XVI, Ser 2017-16A, Cl A1
3.428%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	9,960,170
Parallel, Ser 2015-1A, Cl AR
2.816%, VAR ICE LIBOR USD 3 Month+0.850%, 07/20/27 (B)	4,000,000	3,986,440
Parallel, Ser 2017-1A, Cl A1
3.276%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,497,323
Sudbury Mill, Ser 2013-1A, Cl E
6.752%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,242,209
Thayer Park, Ser 2017-1A, Cl B
4.316%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,455,008
Venture 37 CLO, Ser 2019-37A, Cl BN
3.901%, VAR ICE LIBOR USD 3 Month+1.900%, 07/15/32 (B)	10,000,000	9,842,540
Venture XIX, Ser 2018-19A, Cl ARR
3.261%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/32 (B)	19,250,000	19,132,075
Zais, Ser 2017-1A, Cl A2
3.501%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	9,976,050
Zais, Ser 2018-1A, Cl B
3.451%, VAR ICE LIBOR USD 3 Month+1.450%, 04/15/29 (B)	5,000,000	4,897,860
Total Collateralized Loan Obligations (Cost $526,762,188)		522,063,383

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.2%
FFCB
3.270%, 06/26/34	20,000,000	20,043,690
3.000%, 07/29/32	5,500,000	5,513,398
2.920%, 04/29/26	5,635,000	5,777,265
2.770%, 07/24/28	10,000,000	10,026,794

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

2.590%, 08/27/29	$5,000,000	$4,916,010
2.580%, 03/30/28	10,000,000	10,000,526
FHLB
2.625%, 04/15/24	5,000,000	5,013,404
2.200%, 06/28/24	15,000,000	15,067,804
2.050%, 12/06/21	1,350,000	1,350,031
FHLMC
2.220%, 05/16/22	6,000,000	6,000,957
1.125%, 08/12/21	1,000,000	992,046

Total U.S. Government Agency Obligations (Cost $84,460,788)		84,701,925

MUNICIPAL BONDS — 1.4%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,433,221
California State, Build America Bonds, GO Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,057,360
Dallas County Schools, Taxable Public Property Finance, GO (D)
3.450%, 06/01/22	1,214,550	1,153,822
3.200%, 06/01/21	1,218,588	1,157,659
Dallas County, Schools Tax, GO (D)
4.000%, 06/01/49	1,168,142	1,156,461
3.000%, 06/01/49	723,226	715,994
GDB Debt Recovery Authority of Puerto Rico, RB
7.500%, 08/20/40	8,230,281	6,419,619
Mission, Economic Development, RB
10.875%, 12/01/28 (E)	3,315,000	33,150
9.750%, 12/01/25 (E)	3,045,000	30,450
8.550%, 12/01/21 (E)	2,125,000	1,677,560
North Texas, Tollway Authority, Build America Bonds, RB
8.910%, 02/01/30	16,540,000	16,829,119
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100 8.000%, 05/15/29	5,000,000	5,105,050
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100 8.250%, 08/15/29	4,400,000	4,557,388
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100 8.750%, 08/15/27	1,070,000	1,078,667
Texas State, Public Finance Authority Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,374,411
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,909,000

Total Municipal Bonds (Cost $56,446,203)		51,688,931

Description	Face Amount	Value

SOVEREIGN DEBT — 0.5%
Government — 0.4%
Argentine Republic Government International Bond
6.875%, 01/11/48	$9,202,000	$3,588,872
Brazilian Government International Bond
4.625%, 01/13/28	2,000,000	2,140,020
Kenya Government International Bond
7.250%, 02/28/28 to 02/28/28 (B)	4,000,000	4,219,136
Mexico Government International Bond
3.625%, 03/15/22	1,000,000	1,031,510
Oman Government International Bond
6.500%, 03/08/47 (B)	2,000,000	1,850,000
Turkey Government International Bond
6.125%, 10/24/28	1,000,000	983,660
4.250%, 04/14/26	1,000,000	911,150
Ukraine Government International Bond
7.750%, 09/01/20	2,000,000	2,053,000

		16,777,348

Sovereign — 0.1%
Argentine Republic Government International Bond
6.875%, 04/22/21	5,300,000	2,398,303
Provincia de Buenos Aires
7.875%, 06/15/27 (B)	300,000	103,503

		2,501,806

Total Sovereign Debt (Cost $23,611,794)		19,279,154

COMMON STOCK — 0.0%
Seadrill Ltd.*	206,695	368,611
Seadrill Ltd.*	39,323	69,208

Total Common Stock (Cost $536,742)		437,819

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 1.730%** (Cost $802,374)	802,374	802,374

REPURCHASE AGREEMENTS(G) — 2.2%
KGS-Alpha Capital Markets*** 1.780%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $74,003,659 (collateralized by various FMAC/FNMA/GNMA obligations, par value $15,154 - $630,868,154, 0.000% - 6.000%, 09/25/24 - 09/20/69, with total market value of $80,114,145)	74,000,000	74,000,000

FROST FAMILY OF FUNDS	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value
KGS-Alpha Capital Markets*** 2.000%, dated 10/03/19, to be repurchased on 11/04/19, repurchase price $10,017,778 (collateralized by various FNMA obligations, par value $19,118,751 - $30,217,982, 4.17700% - 4.17725%, 10/25/49 - 11/25/49, with total market value of $10,900,000)	$10,000,000	$10,000,000

Total Repurchase Agreements (Cost $84,000,000)		84,000,000

Total Investments — 99.2% (Cost $3,854,502,971)		$3,836,696,062

Percentages are based on Net Assets of $3,869,388,382.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2019.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
‡	Real Estate Investment Trust
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2019 was $1,645,392,389 and represents 42.5% of Net Assets.

(C)	Distributions are paid-in-kind.
(D)	Security in default on interest payments.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(G)	Tri-Party Repurchase Agreement.

Cl — Class

CLO — Collateralized Loan Obligation

CPI YOY — Consumer Price Index Year Over Year

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

ICE — Intercontinental Exchange

IO — Interest Only - face amount represents notional amount

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

PIK — Payment-in-Kind

RB — Revenue Bond

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Mortgage-Backed Securities	$—	$1,007,861,771	$—	$1,007,861,771
Corporate Obligations	—	744,094,203	—	744,094,203
Asset-Backed Securities	—	660,753,494	1,857,600	662,611,094
U.S. Treasury Obligations	659,155,408	—	—	659,155,408
Collateralized Loan Obligations	—	522,063,383	—	522,063,383
U.S. Government Agency Obligations	—	84,701,925	—	84,701,925
Municipal Bonds	—	49,947,771	1,741,160	51,688,931
Sovereign Debt	—	19,279,154	—	19,279,154
Common Stock	437,819	—	—	437,819
Cash Equivalent	802,374	—	—	802,374
Repurchase Agreements	—	84,000,000	—	84,000,000

Total Investments in Securities	$660,395,601	$3,172,701,701	$3,598,760	$3,836,696,062

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

CORPORATE OBLIGATIONS — 29.0%

Communication Services — 3.4%
AT&T
4.300%, 02/15/30	$2,639,000	$2,902,505
Frontier Communications
8.500%, 04/15/20	1,000,000	560,000
Gogo Intermediate Holdings
9.875%, 05/01/24 (A)	375,000	394,687
LCPR Senior Secured Financing
6.750%, 10/15/27 (A)	1,000,000	1,026,250
Photo Holdings Merger Sub
8.500%, 10/01/26 (A)	1,000,000	880,130
Sprint
7.875%, 09/15/23	1,500,000	1,655,625

		7,419,197

Consumer Discretionary — 7.5%
Dillard’s
7.000%, 12/01/28	500,000	551,415
Expedia
3.800%, 02/15/28	2,000,000	2,098,356
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (A)	400,000	432,932
Guanay Finance
6.000%, 12/15/20 (A)	140,397	141,380
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,715,400
L Brands
6.950%, 03/01/33	1,867,000	1,474,930
Neiman Marcus Group
8.000%, 10/25/24 (A)	373,000	99,777
Panther BF Aggregator 2
8.500%, 05/15/27 (A)	3,000,000	3,022,500
QVC
5.450%, 08/15/34	1,000,000	1,007,047
Staples
10.750%, 04/15/27 (A)	1,500,000	1,560,000
Under Armour
3.250%, 06/15/26	2,000,000	1,931,101
VistaJet Malta Finance
10.500%, 06/01/24 (A)	2,500,000	2,431,250

		16,466,088

Energy — 4.5%
Cimarex Energy
4.375%, 06/01/24	1,000,000	1,047,695
Danske Bank
3.244%, VAR ICE LIBOR USD 3 Month+1.591%, 12/20/25 (A)	1,500,000	1,522,474
Murphy Oil
6.875%, 08/15/24	2,000,000	2,109,680
5.750%, 08/15/25	1,000,000	1,013,770
ONEOK
7.500%, 09/01/23	1,704,000	1,996,986
Teekay
8.500%, 01/15/20	1,000,000	997,500
Transocean
7.250%, 11/01/25 (A)	1,500,000	1,323,750

		10,011,855

Financials — 4.5%
Barclays
4.375%, 09/11/24	1,500,000	1,573,475

Description	Face Amount	Value

Credit Acceptance
6.125%, 02/15/21	$1,100,000	$1,102,750
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	543,433
Credit Suisse Group Funding Guernsey
3.750%, 03/26/25	1,000,000	1,055,065
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Yr Curr+2.248%, 05/24/28	500,000	473,687
Deutsche Bank NY
3.950%, 02/27/23	1,000,000	1,021,806
HSBC Holdings
6.500%, 09/15/37	1,500,000	2,040,623
Lloyds Banking Group
4.500%, 11/04/24	500,000	533,387
UBS
5.125%, 05/15/24	1,500,000	1,612,500

		9,956,726

Health Care — 0.7%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,548,396

Industrials — 2.8%
General Electric MTN
3.100%, 01/09/23	1,500,000	1,525,608
Great Lakes Dredge & Dock
8.000%, 05/15/22	2,010,000	2,130,600
Masco
7.750%, 08/01/29	1,088,000	1,399,057
Owens Corning
3.950%, 08/15/29	1,000,000	1,028,216

		6,083,481

Information Technology — 2.0%
Avnet
4.625%, 04/15/26	1,000,000	1,067,312
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,113,491
Motorola Solutions
4.600%, 05/23/29	1,175,000	1,290,659
VeriSign
4.750%, 07/15/27	1,000,000	1,056,250

		4,527,712

Materials — 3.6%
First Quantum Minerals
7.250%, 05/15/22 (A)	1,500,000	1,500,000
Georgia-Pacific
7.750%, 11/15/29	2,221,000	3,190,067
NOVA Chemicals
4.875%, 06/01/24 (A)	1,000,000	1,015,000
Vale Overseas
6.250%, 08/10/26	1,000,000	1,165,200
WRKCo
3.375%, 09/15/27	1,000,000	1,031,253

		7,901,520

Total Corporate Obligations (Cost $62,648,008)		63,914,975

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

COLLATERALIZED LOAN OBLIGATIONS — 27.4%

Automotive — 1.5%
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
5.866%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (A)	$2,000,000	$1,904,108
LCM XXII, Ser 2018-22A, Cl BR
3.966%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/28 (A)	1,500,000	1,465,465

		3,369,573

Collateralized Loan Obligation — 25.9%
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (A)	1,500,000	1,517,980
BCC Middle Market, Ser 2018-1A, Cl B
4.966%, VAR ICE LIBOR USD 3 Month+3.000%, 10/20/30 (A)	1,000,000	959,452
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
8.566%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,169,877
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
9.216%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	3,000,000	2,714,763
Carlyle Global Market Strategies, Ser 2018-1A, Cl B
3.816%, VAR ICE LIBOR USD 3 Month+1.850%, 04/20/31 (A)	2,000,000	1,916,894
Carlyle Global Market Strategies, Ser 2018-1A, Cl CR2
3.802%, VAR ICE LIBOR USD 3 Month+1.800%, 04/17/31 (A)	1,250,000	1,172,500
Chenango Park, Ser 2018-1A, Cl B
3.851%, VAR ICE LIBOR USD 3 Month+1.850%, 04/15/30 (A)	1,000,000	958,058
CIFC Funding, Ser 2018-1A, Cl C
3.753%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	500,000	472,472
Fortress Credit Opportunities IX, Ser 2017-9A, Cl C
4.808%, VAR ICE LIBOR USD 3 Month+2.650%, 11/15/29 (A)	1,400,000	1,325,428
Galaxy XXIX, Ser 2018-29A, Cl D
4.558%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	500,000	481,973
Golub Capital Partners, Ser 2017-17A, Cl BR
4.840%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,428,230
Golub Capital Partners, Ser 2017-19RA, Cl B
4.486%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	1,945,550
Golub Capital Partners, Ser 2017-21A, Cl CR
4.390%, VAR ICE LIBOR USD 3 Month+2.450%, 01/25/31 (A)	3,000,000	2,772,807
Golub Capital Partners, Ser 2017-22A, Cl CR
3.816%, VAR ICE LIBOR USD 3 Month+1.850%, 01/20/31 (A)	1,500,000	1,387,419

Description	Face Amount	Value

Golub Capital Partners, Ser 2017-23A, Cl BR
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 01/20/31 (A)	$1,000,000	$967,958
Golub Capital Partners, Ser 2017-23A, Cl CR
3.766%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	2,000,000	1,843,216
Golub Capital Partners, Ser 2017-24A, Cl DR
6.465%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)	2,000,000	1,913,782
Golub Capital Partners, Ser 2018-26A, Cl BR
3.516%, VAR ICE LIBOR USD 3 Month+1.550%, 04/20/31 (A)	1,000,000	967,152
Golub Capital Partners, Ser 2018-36A, Cl B
3.937%, VAR ICE LIBOR USD 3 Month+1.650%, 02/05/31 (A)	2,000,000	1,929,158
Golub Capital Partners, Ser 2018-36A, Cl C
4.387%, VAR ICE LIBOR USD 3 Month+2.100%, 02/05/31 (A)	1,500,000	1,357,331
Jay Park, Ser 2018-1A, Cl BR
3.966%, VAR ICE LIBOR USD 3 Month+2.000%, 10/20/27 (A)	1,000,000	977,425
JFIN, Ser 2013-1A, Cl D
6.716%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	977,854
Madison Park Funding XII, Ser 2014-12A, Cl D
5.466%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,992,425
MCF IV, Ser 2017-1A, Cl CR
4.616%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)	1,000,000	967,861
MCF VIII, Ser 2018-1A, Cl B
3.753%, VAR ICE LIBOR USD 3 Month+1.750%, 07/18/30 (A)	3,000,000	2,885,616
Northwoods Capital XV, Ser 2017-15A, Cl C
4.806%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	977,468
OZLM Funding IV, Ser 2017-4A, Cl BR
4.153%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,937,302
OZLM XVI, Ser 2017-16A, Cl B
4.718%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	989,603
Parallel, Ser 2017-1A, Cl C
4.416%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	984,941
Race Point IX, Ser 2017-9A, Cl BR
4.151%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	4,000,000	3,780,264
Race Point IX, Ser 2017-9A, Cl DR
8.901%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,740,220
Sudbury Mill, Ser 2013-1A, Cl E
6.752%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	3,892,253
TCI-Symphony, Ser 2018-1A, Cl BR
3.651%, VAR ICE LIBOR USD 3 Month+1.650%, 10/13/29 (A)	2,000,000	1,989,016

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Thayer Park, Ser 2017-1A, Cl D
8.066%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	$1,000,000	$901,703
Zais, Ser 2017-1A, Cl C
4.801%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	985,023

		57,180,974

Total Collateralized Loan Obligations (Cost $63,071,353)		60,550,547

ASSET-BACKED SECURITIES — 27.1%

Asset Backed Securities — 2.3%
BCC Funding XVI, Ser 2019-1A, Cl C
2.976%, 09/20/24 (A)	1,500,000	1,492,026
DT Auto Owner Trust, Ser 2019-4A, Cl E
3.930%, 10/15/26 (A)	2,000,000	2,005,170
Pawnee Equipment Receivables Series, Ser 2019-1, Cl E
3.800%, 01/15/26 (A)	1,500,000	1,491,917

		4,989,113

Automotive — 12.8%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	1,500,000	1,508,364
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,046,458
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (A)	293,492	293,686
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl E
5.170%, 06/10/24 (A)	2,500,000	2,549,801
Carnow Auto Receivables Trust, Ser 2017-1A, Cl C
5.750%, 10/16/23 (A)	2,000,000	2,027,626
Carvana Auto Receivables Trust, Ser 2019-1A, Cl E
5.640%, 01/15/26 (A)	500,000	519,239
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,505,708
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,106,588
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,543,101
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,592,475
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,206,063
CPS Auto Receivables Trust, Ser 2019-B, Cl F
7.480%, 06/15/26 (A)	500,000	511,390
Drive Auto Receivables Trust, Ser 2018-1, Cl D
3.810%, 05/15/24	2,000,000	2,033,123

Description	Face Amount	Value

DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	$942,186	$950,354
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,500,000	1,566,497
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,499,804
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,524,629
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,289,896
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	963,512
Ford Credit Auto Owner Trust, Ser 2018-A, Cl A3
3.030%, 11/15/22	2,000,000	2,019,697

		28,258,011

Consumer Discretionary — 0.9%
CPS Auto Receivables Trust, Ser 2019-D, Cl E
3.860%, 10/15/25 (A)	2,000,000	1,993,205

Credit Card — 4.8%
American Express Credit Account Master Trust, Ser 2018-5, Cl A
2.254%, VAR ICE LIBOR USD 1 Month+0.340%, 12/15/25	8,500,000	8,499,992
Fortiva Retail Credit Master Note Business Trust, Ser 2018-ONE, Cl A
5.540%, 11/15/23 (A)	2,000,000	2,046,412

		10,546,404

Information Technology — 0.4%
Avid Automobile Receivables Trust, Ser 2019-1, Cl E
6.760%, 05/17/27 (A)	1,000,000	1,001,791

Other Asset-Backed Securities — 5.9%
Business Jet Securities, Ser 2018-2, Cl A
4.447%, 06/15/33 (A)	567,100	576,523
Business Jet Securities, Ser 2018-2, Cl C
6.656%, 06/15/33 (A)	481,599	489,206
CFG Investments, Ser 2019-1, Cl A
5.560%, 08/15/29 (A)	1,200,000	1,203,769
CLI Funding, Ser 2018-1A, Cl B
4.930%, 04/18/43 (A)	842,636	859,676
Credibly Asset Securitization, Ser 2018-1A, Cl A
4.800%, 11/15/23 (A)	1,500,000	1,535,731
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	1,903,945	1,687,372
Kabbage Funding, Ser 2019-1, Cl A
3.825%, 03/15/24 (A)	1,000,000	1,014,139
Kabbage Funding, Ser 2019-1, Cl C
4.611%, 03/15/24 (A)	789,000	800,206
MelTel Land Funding, Ser 2019-1A, Cl C
6.070%, 04/15/49 (A)	500,000	518,287

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 06/22/43 (A)	$427,636	$440,445
Sapphire Aviation Finance I, Ser 2018-1A, Cl B
5.926%, 03/15/40 (A)	406,532	420,911
SFS Asset Securitization, Ser 2018-1, Cl A
4.793%, 05/15/23 (A)	1,500,000	1,515,645
Stack Infrastructure Issuer Series, Ser 2019-1A, Cl A2
4.540%, 02/25/44 (A)	993,333	1,040,291
Vantage Data Centers Issuer, Ser 2018-1A, Cl A2
4.072%, 02/16/43 (A)	983,333	1,021,505

		13,123,706

Total Asset-Backed Securities (Cost $59,006,857)		59,912,230

MORTGAGE-BACKED SECURITIES — 4.8%

Commercial Mortgage-Backed Obligation — 4.8%
Commercial Mortgage Trust, Ser 2014-UBS6, Cl C
4.452%, 12/10/47 (B)	1,000,000	1,030,940
Commercial Mortgage Trust, Ser 2015-DC1, Cl D
4.342%, 02/10/48 (A)(B)	1,517,000	1,398,882
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.803%, 02/15/41 (A)(B)	574,219	35,602
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	1,000,000	1,051,052
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.842%, 07/25/49 (A)(B)	1,500,000	1,565,935
FREMF Mortgage Trust, Ser 2017-K70, Cl B
3.804%, 12/25/49 (A)(B)	2,000,000	2,123,910
FREMF Mortgage Trust, Ser 2017-K71, Cl B
3.753%, 11/25/50 (A)(B)	1,250,000	1,315,157
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (B)	107,239	106,848
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.570%, 05/10/45 (A)(B)	1,000,000	1,055,143
WFRBS Commercial Mortgage Trust, Ser 2014-C25, Cl D
3.803%, 11/15/47 (A)(B)	1,000,000	941,386

Total Mortgage-Backed Securities (Cost $10,325,755)		10,624,855

COMMON STOCK — 0.1%
Erickson*(C)	3,761	143,445

Total Common Stock (Cost $1,829,567)		143,445

Description	Face Amount	Value

PREFERRED STOCK — 0.0%

Communication Services — 0.0%
MYT Holding
10.000%, 06/07/29 (A)	$76,092	$63,917

Total Preferred Stock (Cost $76,092)		63,917

CASH EQUIVALENT — 0.3%
Federated Government Obligations Fund, Cl I, 1.730%** (Cost $685,680)	685,680	685,680

REPURCHASE AGREEMENT(D) — 10.9%
KGS-Alpha Capital Markets*** 1.830%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $24,001,220 (collateralized by various CMO/FNMA/GNMA/SBA obligations, par value $67,930 - $60,680,000, 2.798% - 6.000%, 01/25/21 - 11/25/49, with total market value of $25,494,482)	24,000,000	24,000,000

Total Repurchase Agreement (Cost $24,000,000)		24,000,000

Total Investments — 99.6% (Cost $221,643,312)		$219,895,649

Percentages are based on Net Assets of $220,791,462.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2019.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2019 was $133,382,540 and represents 60.4% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)	Tri-Party Repurchase Agreement.

Cl — Class

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

SBA — Small Business Administration

Ser — Series

USD — U.S. Dollar

VAR — Variable Rate Security

FROST FAMILY OF FUNDS	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

The following is a list of the level of inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$63,914,975	$—	$63,914,975
Collateralized Loan Obligations	—	60,550,547	—	60,550,547
Asset-Backed Securities	—	59,912,230	—	59,912,230
Mortgage-Backed Securities	—	10,624,855	—	10,624,855
Common Stock	—	—	143,445	143,445
Preferred Stock	—	63,917	—	63,917
Cash Equivalent	685,680	—	—	685,680
Repurchase Agreement	—	24,000,000	—	24,000,000

Total Investments in Securities	$685,680	$219,066,524	$143,445	$219,895,649

(1)

A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

ASSET-BACKED SECURITIES — 50.1%

Asset Backed Securities — 5.4%
Carnow Auto Receivables Trust, Ser 2019-1A, Cl A
2.720%, 11/15/22 (A)	$2,579,599	$2,581,464
Diamond Resorts Owner Trust, Ser 2019-1A, Cl A
2.890%, 02/20/32 (A)	1,909,439	1,917,784
DT Auto Owner Trust, Ser 2019-4A, Cl C
2.730%, 07/15/25 (A)	2,000,000	1,999,892
GLS Auto Receivables Issuer Trust, Ser 2019-4A, Cl A
2.470%, 11/15/23 (A)	3,500,000	3,499,761
Master Credit Card Trust II, Ser 2019-2A, Cl A
2.236%, VAR ICE LIBOR USD 1 Month+0.390%, 01/23/23 (A)	3,500,000	3,499,997
Pawnee Equipment Receivables Series, Ser 2019-1, Cl A1
2.294%, 10/15/20 (A)	2,000,000	2,001,080
Pawnee Equipment Receivables Series, Ser 2019-1, Cl A2
2.290%, 10/15/24 (A)	1,900,000	1,896,526
Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	1,250,000	1,269,470

		18,665,974

Automotive — 21.1%
Ally Auto Receivables Trust, Ser 2018-1, Cl A3
2.350%, 06/15/22	1,281,747	1,284,668
Ally Auto Receivables Trust, Ser 2019-2, Cl A2
2.340%, 06/15/22	2,000,000	2,004,726
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C
2.910%, 02/13/23 (A)	954,463	954,802
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (A)	303,942	304,377
American Credit Acceptance Receivables Trust, Ser 2018-1, Cl B
3.160%, 11/10/21 (A)	65,947	65,958
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,008,395
Canadian Pacer Auto Receivables Trust, Ser 2019-1A, Cl C
3.750%, 07/21/25 (A)	2,550,000	2,631,354
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,000,100
CPS Auto Receivables Trust, Ser 2018-D, Cl D
4.340%, 09/16/24 (A)	1,500,000	1,555,110
Credit Acceptance Auto Loan Trust, Ser 2019-1A, Cl B
3.750%, 04/17/28 (A)	2,700,000	2,793,526
Drive Auto Receivables Trust, Ser 2015-DA, Cl D
4.590%, 01/17/23 (A)	982,055	985,635

Description	Face Amount	Value

DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	$628,124	$633,570
Exeter Automobile Receivables Trust, Ser 2018-1A, Cl D
3.530%, 11/15/23 (A)	3,000,000	3,055,826
Exeter Automobile Receivables Trust, Ser 2019-2A, Cl B
3.060%, 05/15/23 (A)	3,200,000	3,234,468
First Investors Auto Owner Trust, Ser 2017-1A, Cl D
3.600%, 04/17/23 (A)	5,000,000	5,087,836
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	99,000	99,449
Flagship Credit Auto Trust, Ser 2018-4, Cl D
4.330%, 12/16/24 (A)	4,935,000	5,147,409
Ford Credit Auto Owner Trust, Ser 2019-B, Cl B
2.400%, 11/15/24	1,365,000	1,375,998
GM Financial Automobile Leasing Trust, Ser 2018-1, Cl A4
2.680%, 12/20/21	2,000,000	2,008,122
GM Financial Consumer Automobile Receivables Trust, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	646,626	645,925
GM Financial Consumer Automobile Receivables Trust, Ser 2018-1, Cl B
2.570%, 07/17/23	1,240,000	1,252,449
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
4.439%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	2,000,000	2,002,714
Hertz Vehicle Financing, Ser 2018-2A, Cl A
3.650%, 06/27/22 (A)	3,000,000	3,065,725
NextGear Floorplan Master Owner Trust, Ser 2018-1A, Cl A2
3.220%, 02/15/23 (A)	1,500,000	1,521,127
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	1,000,000	997,531
Nissan Auto Receivables Owner Trust, Ser 2017-C, Cl A3
2.120%, 04/18/22	3,466,651	3,470,179
OneMain Direct Auto Receivables Trust, Ser 2018-1A, Cl B
3.710%, 04/14/25 (A)	3,750,000	3,856,320
OSCAR US Funding Trust IX, Ser 2018-2A, Cl A3
3.390%, 09/12/22 (A)	1,250,000	1,269,181
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	300,727	301,174
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	1,997,792	1,999,872
Santander Drive Auto Receivables Trust, Ser 2018-3, Cl B
3.290%, 10/17/22	2,250,000	2,260,914
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4
2.050%, 09/15/22	1,000,000	1,001,949

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

United Auto Credit Securitization Trust, Ser 2018-2, Cl B
3.560%, 08/10/22 (A)	$1,984,724	$1,987,997
Westlake Automobile Receivables Trust, Ser 2016-2A, Cl D
4.100%, 06/15/21 (A)	532,510	532,888
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (A)	2,000,000	2,014,438
Westlake Automobile Receivables Trust, Ser 2019-2A
2.840%, 07/15/24	2,650,000	2,675,381
World Omni Auto Receivables Trust, Ser 2018-B, Cl B
3.170%, 01/15/25	1,520,000	1,557,682
World Omni Auto Receivables Trust, Ser 2018-C, Cl A3
3.130%, 11/15/23	3,000,000	3,050,622
World Omni Automobile Lease Securitization Trust, Ser 2019-A, Cl A4
3.010%, 07/15/24	1,750,000	1,784,092

		72,479,489

Credit Cards — 14.7%
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
2.331%, VAR ICE LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,017,455
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
2.501%, VAR ICE LIBOR USD 1 Month+0.580%, 07/15/27	9,500,000	9,549,245
Chase Issuance Trust, Ser 2015-A4, Cl A4
1.840%, 04/15/22	150,000	149,962
Citibank Credit Card Issuance Trust, Ser 2017-A3, Cl A3
1.920%, 04/07/22	400,000	400,122
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
2.470%, VAR ICE LIBOR USD 1 Month+0.620%, 04/22/26	7,000,000	7,036,408
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
2.281%, VAR ICE LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	4,993,035
Golden Credit Card Trust, Ser 2019-1A, Cl A
2.364%, VAR ICE LIBOR USD 1 Month+0.450%, 12/15/22 (A)	5,480,000	5,492,030
Master Credit Card Trust II, Ser 2018-1A, Cl A
2.336%, VAR ICE LIBOR USD 1 Month+0.490%, 07/21/24 (A)	5,000,000	4,998,639
Master Credit Card Trust, Ser 2019-1A, Cl A
2.326%, VAR ICE LIBOR USD 1 Month+0.480%, 07/21/22 (A)	3,000,000	3,005,172
Synchrony Card Issuance Trust, Ser 2018-A1, Cl A
3.380%, 09/15/24	3,100,000	3,183,063

Description	Face Amount	Value

Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A
2.370%, 03/15/23	$1,785,000	$1,786,959
Trillium Credit Card Trust II, Ser 2019-1A, Cl A
2.284%, VAR ICE LIBOR USD 1 Month+0.480%, 01/26/24 (A)	5,000,000	5,006,199

		50,618,289

Other Asset-Backed Securities — 4.9%
AccessLex Institute, Ser 2002-A, Cl A2
4.000%, 09/25/37 (B)	450,000	444,825
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	479,855	499,706
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	573,171	577,244
SoFi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	1,690,898	1,697,313
SoFi Consumer Loan Program, Ser 2019-1, Cl B
3.450%, 02/25/28 (A)	2,400,000	2,453,394
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	1,333,333	1,340,201
Triton Container Finance V, Ser 2018-1A, Cl A
3.950%, 03/20/43 (A)	420,833	423,287
Vantage Data Centers Issuer, Ser 2018-2A, Cl A2
4.196%, 11/16/43 (A)	3,963,333	4,090,794
Volvo Financial Equipment, Ser 2018-1A, Cl A4
2.760%, 10/17/22 (A)	4,500,000	4,563,616
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	662,757	669,399

		16,759,779

Student Loan — 4.0%
Commonbond Student Loan Trust, Ser 2017-AGS, Cl A1
2.550%, 05/25/41 (A)	2,123,363	2,132,615
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
3.323%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,883,846
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
3.323%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,945,342
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
3.323%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,924,807
SLM Student Loan Trust, Ser 2013-2, Cl B
3.323%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,934,488

		13,821,098

Total Asset-Backed Securities (Cost $169,737,782)		172,344,629

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

U.S. TREASURY OBLIGATIONS — 25.2%
U.S. Treasury Notes
2.250%, 02/29/20	$940,000	$941,873
1.625%, 07/31/20	10,000,000	10,000,781
1.500%, 11/30/19 to 08/31/21	31,000,000	30,986,114
1.375%, 02/15/20	20,000,000	19,982,812
1.125%, 06/30/21 to 07/31/21	25,000,000	24,810,547

Total U.S. Treasury Obligations (Cost $86,923,728)		86,722,127

CORPORATE OBLIGATIONS — 12.4%

Communication Services — 1.5%
BellSouth
4.266%, 04/26/20 (A)	5,000,000	5,004,600

Consumer Discretionary — 0.9%
BMW US Capital
2.950%, 04/14/22 (A)	3,000,000	3,066,821

Energy — 2.9%
Barclays
3.200%, 08/10/21	3,000,000	3,042,824
Danske Bank MTN
2.800%, 03/10/21 (A)	3,000,000	3,023,731
Standard Chartered MTN
2.250%, 04/17/20 (A)	2,300,000	2,299,646
Swedbank
2.819%, VAR ICE LIBOR USD 3 Month+0.700%, 03/14/22 (A)	1,600,000	1,600,523

		9,966,724

Financials — 3.8%
Bank of America MTN
3.812%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,000,000
Capital One
2.150%, 09/06/22	1,350,000	1,349,529
Capital One Financial
3.200%, 01/30/23	2,000,000	2,055,335
Deutsche Bank
3.446%, VAR ICE LIBOR USD 3 Month+1.310%, 08/20/20	4,400,000	4,400,322
JPMorgan Chase MTN
2.750%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,239,125
Morgan Stanley MTN
3.812%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	992,500
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	2,041,050

		13,077,861

Industrials — 1.1%
Masco
5.950%, 03/15/22	3,574,000	3,849,430

Information Technology — 1.3%
Jabil
4.700%, 09/15/22	1,365,000	1,445,607

Description	Face Amount	Value

Microsoft
2.375%, 02/12/22	$3,100,000	$3,145,172

		4,590,779

Sovereign — 0.9%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/22	3,000,000	3,073,017

Total Corporate Obligations (Cost $42,254,571)		42,629,232

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%
FFCB
1.950%, 03/14/22	3,000,000	3,000,106
1.875%, 08/16/21	5,000,000	4,980,973
FHLB
2.050%, 12/06/21	2,000,000	2,000,046
FHLMC
2.200%, 06/27/22	10,000,000	10,002,771
2.020%, 09/29/22	5,000,000	5,002,499
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,141,511

Total U.S. Government Agency Obligations (Cost $30,111,344)		30,127,906

MORTGAGE-BACKED SECURITIES — 1.2%

Agency Mortgage-Backed Obligation — 1.2%
FHLMC
4.172%, VAR ICE LIBOR USD 6 Month+1.590%, 02/01/37	520,274	535,391
FHLMC REMIC, Ser 2010-3747, Cl UF
2.401%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	2,283,870	2,291,051
FNMA REMIC, Ser 2011-84, Cl F
2.173%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	1,031,679	1,034,256
GNMA, Ser 2010-80, Cl F
2.246%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	194,690	195,287

Total Mortgage-Backed Securities (Cost $4,027,434)		4,055,985

CASH EQUIVALENT — 0.1%
Federated Government Obligations Fund, Cl I, 1.730%* (Cost $377,679)	377,679	377,679

FROST FAMILY OF FUNDS	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

REPURCHASE AGREEMENT(C) — 3.8%
KGS-Alpha Capital Markets** 1.780%, dated 10/31/19, to be repurchased on 11/01/19, repurchase price $13,000,643 (collateralized by various FMAC/FNMA/GNMA obligations, par value $2,281,573 - $36,491,821, 0.000% - 4.20362%, 07/20/49 - 11/25/49, with total market value of $14,032,246)	$13,000,000	$13,000,000

Total Repurchase Agreement (Cost $13,000,000)		13,000,000

Total Investments — 101.5% (Cost $346,432,538)		$349,257,558

Percentages are based on Net Assets of $344,204,118.

*	Rate shown is the 7-day effective yield as of October 31, 2019.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2019 was $124,842,110 and represents 36.3% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Tri-Party Repurchase Agreement.

Cl — Class

CPI YOY — Consumer Price Index Year Over Year

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FMAC — Freddie Mac

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

USD — U.S. Dollar

VAR — Variable

The following is a list of the level of inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$172,344,629	$—	$172,344,629
U.S. Treasury Obligations	86,722,127	—	—	86,722,127
Corporate Obligations	—	42,629,232	—	42,629,232
U.S. Government Agency Obligations	—	30,127,906	—	30,127,906
Mortgage-Backed Securities	—	4,055,985	—	4,055,985
Cash Equivalent	377,679	—	—	377,679
Repurchase Agreement	—	13,000,000	—	13,000,000

Total Investments in Securities	$87,099,806	$262,157,752	$—	$349,257,558

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

MUNICIPAL BONDS — 95.3%

Alabama — 1.3%
Alabama State, Ser B, GO
3.000%, 11/01/21	$2,000,000	$2,073,460

Arizona — 0.7%
University of Arizona, Ser B, RB
4.000%, 06/01/25	1,000,000	1,146,300

California — 2.0%
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,610,000	1,655,128
California State, School Finance Authority, RB Callable 02/01/24 @ 100
5.350%, 08/01/24	450,000	479,241
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,044,000

		3,178,369

Colorado — 1.5%
El Paso County, School District No. 49 Falcon, Ser A, COP
5.000%, 12/15/24	525,000	618,235
5.000%, 12/15/25	460,000	555,694
El Paso County, School District No. 49 Falcon, Ser B, COP
5.000%, 12/15/23	250,000	286,157
5.000%, 12/15/24	300,000	353,277
5.000%, 12/15/26	500,000	614,505

		2,427,868

Connecticut — 1.5%
Connecticut State, Ser B, GO Callable 06/15/25 @ 100
5.000%, 06/15/29	2,000,000	2,334,500

Delaware — 1.5%
University of Delaware, RB
5.000%, 11/01/23	2,000,000	2,295,500

District of Columbia — 0.8%
District of Columbia, RB
4.000%, 10/01/20	305,000	307,330
4.000%, 10/01/22	895,000	919,550

		1,226,880

Florida — 1.3%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,061,120

Idaho — 0.3%
Idaho State, Housing & Finance Association, RB
4.000%, 07/01/26	500,000	530,195

Illinois — 5.6%
Chicago, O’Hare International Airport, Ser B, RB Pre-Refunded @ 100
5.500%, 01/01/21(A)	1,030,000	1,081,757
Illinois State, Ser A, GO
5.000%, 12/01/19	3,400,000	3,407,650

Description	Face Amount	Value

Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	$760,000	$841,069
Railsplitter, Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,462,779
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,044,460

		8,837,715

Kansas — 1.9%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,437,991
5.000%, 09/01/25	1,300,000	1,546,467

		2,984,458

Louisiana — 1.5%
Louisiana State, Ser D, GO Callable 09/01/26 @ 100
5.000%, 09/01/29	2,000,000	2,440,200

Maryland — 3.7%
Maryland State, GO
5.000%, 03/15/29	2,000,000	2,613,180
Maryland State, Ser A, GO Callable 08/01/27 @ 100
5.000%, 08/01/29	2,500,000	3,135,475

		5,748,655

Massachusetts — 0.7%
Fall River City, GO
2.000%, 12/01/24	1,015,000	1,044,780

Michigan — 0.8%
Taylor, Brownfield Redevelopment Authority, RB, NATL Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,245,911

Minnesota — 0.4%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA Callable 07/01/22 @ 100
2.600%, 09/01/42	577,799	579,180

Missouri — 1.1%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,725,208

New Hampshire — 0.8%
Grafton County, GO
3.000%, 07/01/22	1,140,000	1,190,958

New Mexico — 1.4%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,198,080

New York — 3.1%
Dunkirk City, School District, GO, AGM
4.000%, 06/15/21	550,000	576,526
4.000%, 06/15/22	835,000	898,727
New York City, Ser D, GO Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,677,176

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value

Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	$350,000	$355,569
5.000%, 05/15/21	300,000	312,987

		4,820,985

Ohio — 0.7%
Ohio State, Ser A, GO Callable 08/01/21 @ 100
5.000%, 02/01/31	1,000,000	1,063,680

Oklahoma — 1.8%
Oklahoma State, Housing Finance Agency, RB, GNMA Callable 03/01/23 @ 100
3.750%, 03/01/44	519,955	546,701
University of Oklahoma, Ser C, RB Callable 07/01/25 @ 100
5.000%, 07/01/35	2,000,000	2,341,220

		2,887,921

Rhode Island — 1.3%
Rhode Island State, Ser A, GO Callable 05/01/27 @ 100
3.000%, 05/01/33	2,000,000	2,094,560

South Carolina — 2.5%
Hilton Head Island, Ser C, GO Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	530,482
2.125%, 03/01/32	520,000	516,116
2.000%, 03/01/30	495,000	495,837
South Carolina State, Ser F, GO Callable 06/01/26 @ 100
2.000%, 06/01/27	2,380,000	2,461,872

		4,004,307

Tennessee — 1.1%
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	1,800,000

Texas — 52.7%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,000,000
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,256,400
Austin, Independent School District, GO, PSF-GTD Callable 08/01/28 @ 100
5.000%, 08/01/30	1,000,000	1,270,510
5.000%, 08/01/31	1,400,000	1,769,936
Bexar County, GO Callable 06/15/26 @ 100
3.000%, 06/15/41	2,000,000	2,039,340
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	694,378
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	868,365
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21(B)	215,000	222,437

Description	Face Amount	Value

Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	$1,185,000	$1,383,322
Clifton, Higher Education Finance, RB, PSF-GTD Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	815,458
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	1,490,000	1,522,363
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	541,595
4.000%, 08/15/22	525,000	559,613
4.000%, 08/15/23	500,000	542,020
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,114,890
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,000,000	1,000,000
Dallas/Fort Worth, International Airport, Ser F, RB Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,293,860
Denton City, GO Callable 02/15/26 @ 100
3.000%, 02/15/29	1,845,000	1,978,670
3.000%, 02/15/30	1,855,000	1,972,013
Denton County, GO
4.000%, 07/15/25	1,000,000	1,146,220
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,172,560
Downtown Redevelopment Authority, TA, BAM Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,187,140
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,554,170
Georgetown, Utility System Revenue, RB Callable 08/15/26 @ 100
4.000%, 08/15/29	1,000,000	1,139,040
Grand Prairie, Independent School District, Ser B, GO Callable 08/15/26 @ 100
3.000%, 02/15/29	2,000,000	2,135,960
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/22	1,005,000	1,064,034
Houston, Independent School District, GO, PSF-GTD Callable 02/15/27 @ 100
5.000%, 02/15/28	1,000,000	1,241,430
Kaufman County, GO, AGM
3.000%, 02/15/22	1,000,000	1,031,810
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	575,000	600,662
La Vernia, Higher Education Finance, Ser A, RB Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,727,250
Love Field, Airport Modernization, Southwest Airlines Project, RB Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,586,825

FROST FAMILY OF FUNDS	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2019

Description	Face Amount	Value
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	$1,000,000	$1,105,660
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	364,266
4.000%, 04/01/20	210,000	210,821
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	1,000,000	1,019,400
Northside, Independent School District, Ser A, GO, PSF-GTD Callable 08/15/28 @ 100
4.000%, 08/15/31	2,000,000	2,348,540
San Antonio, Education Facilities, RB Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,357,668
San Antonio, GO
5.000%, 02/01/22	1,000,000	1,084,880
San Antonio, Public Facilities, RB Callable 09/15/22 @ 100
5.000%, 09/15/26	2,000,000	2,202,620
Seminole, Hospital District, GO Callable 02/15/26 @ 100
4.000%, 02/15/31	545,000	584,616
State of Texas, RB
4.000%, 08/27/20	9,000,000	9,205,470
Texas A&M University, Permanent University Fund, Ser B, RB Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,177,510
Texas State, College Student Loan, GO Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,028,790
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,730,625
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,513,728
5.375%, 05/01/20	1,365,000	1,386,608
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,123,353
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,491,056
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,051,240
Texas Tech University, Ser A, RB Callable 02/15/27 @ 100
5.000%, 02/15/28	3,085,000	3,866,091
University of Texas System, Ser B, RB
5.000%, 08/15/25	3,000,000	3,629,370

		82,914,583

Virginia — 1.9%
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,032,760

Wisconsin — 1.4%
Green Bay City, Ser A, GO Callable 04/01/26 @ 100
3.125%, 04/01/35	500,000	521,600

Description	Face Amount	Value
Oshkosh City, Ser H, GO Callable 08/01/24 @ 100
2.375%, 08/01/30	$585,000	$595,343
Wisconsin State, Ser B, GO Pre-Refunded @ 100
4.500%, 05/01/21(A)	1,000,000	1,049,100

		2,166,043

Total Municipal Bonds (Cost $145,906,128)		150,054,176

CASH EQUIVALENT — 3.6%
Federated Government Obligations Fund, Cl I, 1.730% * (Cost $5,620,434)	5,620,434	5,620,434

Total Investments — 98.9% (Cost $151,526,562)		$155,674,610

Percentages are based on Net Assets of $157,349,393.

*	Rate shown is the 7-day effective yield as of October 31, 2019
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guaranty Corporation

PSF-GTD — Texas Public School Fund Guarantee

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of October 31, 2019 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$150,054,176	$—	$150,054,176
Cash Equivalent	5,620,434	—	—	5,620,434

Total Investments in Securities	$5,620,434	$150,054,176	$—	$155,674,610

For the period ended October 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated at “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2400